Income Taxes - Schedule of provision for income taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2019
Income taxes paid (refund) [abstract]
Loss from continuing operations before income taxes	$ (33,937,956)	$ (28,452,232)
Statutory federal and provincial tax rate	26.50%	26.50%
Income tax recovery at the statutory tax rate	$ (8,993,558)	$ (7,539,841)
Permanent differences	3,758,401	2,235,657
Book to filing adjustments	75,474	(1,545,244)
Share issuance cost booked directly to equity	(377,378)	(584,538)
Foreign exchange	(120)	(370,457)
Change in tax benefits not recognized	5,537,181	7,804,423
Total Income tax expense	$ 0	$ 0